Stock Based Compensation Plans: (Details 1) - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock Based Compensation Plans Details [Abstract]
Options outstanding - beginning of period	3,357,000	5,643,500
Weighted average exercise price - options outstanding	$ 2.84	$ 2.43
Options granted	5,277,500
Weighted average exercise price - options granted	$ 3.15
Options exercised	(2,060,435)	(2,286,500)
Weighted average exercise price - options exercised	$ 2.88	$ 1.83
Options expired	(1,469,500)
Weighted average exercise price - options expired	$ 2.89
Options outstanding - end of period	5,104,565	3,357,000
Weighted average exercise price - options outstanding	$ 2.84	$ 2.43	$ 3.13	$ 2.84
Options exercisable - end of period	3,985,817	3,357,000
Weighted average exercise price - options exercisable			$ 3.14	$ 2.84